As filed with the Securities and Exchange Commission on October 27, 2006

                                            1933 Act Registration No. 333-136038

--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

               [ ]     Pre-Effective    [ x ]    Post-Effective
                       Amendment No.             Amendment No. 2

                          THE PHOENIX EDGE SERIES FUND
                         (Phoenix-Capital Growth Series)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 541-0171

                         c/o Variable Product Operations
                         Phoenix Life Insurance Company
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                       -----------------------------------
                    (Address of Principal Executive Offices)


                              John R. Flores, Esq.
                          The Phoenix Edge Series Fund
                                One American Row
                        Hartford, Connecticut 06103-2899

                    -----------------------------------------
                     (Name and Address of Agent for Service)


                        Copies of All Correspondence to:
      Robert N. Hickey, Esq.                Kathleen A. McGah, Esq.
      Sullivan & Worcester LLP              Counsel
      1666 K Street, N.W.                   The Phoenix Edge Series Fund
      Washington, DC  20006                 One American Row
                                            Hartford, Connecticut 06103-2899


                                       1
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         This Amendment to the Registration Statement on Form N-14AE of The
Phoenix Edge Series Fund, filed with the Securities and Exchange Commission on July 25, 2006 (Accession No. 0000949377-06-000606; File No. 333-136038), as
amended by Post-Effective Amendment No. 1, filed with the Securities and Exchange Commission on August 25, 2006 (Accession No. 0000949377-06-000724) and the Prospectus/Proxy Statement filed with the Securities and Exchange Commission under Rule 497 on September 5, 2006 (Accession No. 0000949377-06-000761), is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

         It is proposed that this filing will become effective:

         [X] immediately on filing pursuant to paragraph (b)
         [ ] on _____ pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on _____ pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on _____ pursuant to paragraph (a)(2) of Rule 485

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.








                                       2

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                                     PART C

                                OTHER INFORMATION

ITEM 15.      INDEMNIFICATION

       The Amended Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.      EXHIBITS

(1)    Amended Declaration of Trust.

       1. Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996, and incorporated by reference.

       2. Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

       3. Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.


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       4.     Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

       5. Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

       6. Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996, and incorporated by reference.

       7. Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated Bond Series to the Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996, and incorporated by reference.

       8. Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996, and incorporated by reference.

       9. Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997, and incorporated by reference.

       10. Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

       11. Amendment to Declaration of Trust dated May 1, 1998 for Scrivner's error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

       12. Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.


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       13.    Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

       14. Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

       15. Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

       16. Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

       17. Amendment to Declaration of Trust effective September 29, 2000, establishing the Phoenix-Sanford Bernstein Global Value Series and Phoenix-Sanford Bernstein Small-Cap Value Series and changing the name of Phoenix-Schafer Mid-Cap Value Series to Phoenix-Sanford Bernstein Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

       18. Amendment to Declaration of Trust effective May 1, 2001, changing the name of Phoenix-Bankers Trust Dow 30 Series to Phoenix-Deutsche Dow 30 Series, and Phoenix-Bankers Trust Nasdaq-100 Index (R) Series to Phoenix-Deutsche Nasdaq-100 Index
              (R) Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

       19. Amendment to Declaration of Trust effective August 31, 2001 establishing the Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series and Phoenix-MFS Value Series, and changing the name of Phoenix-Janus Equity Income Series to Phoenix-Janus Core Equity Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

       20. Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 033-005033) on March 1, 2002, and incorporated by reference.

       21. Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002, and incorporated by reference.


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       22.    Amendment to Declaration of Trust effective May 10, 2002, changing the name of Phoenix-Morgan Stanley Focus Equity Series to Phoenix-Van Kampen Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002, and incorporated by reference.

       23. Amendment to Declaration of Trust effective August 9, 2002, establishing Phoenix-Kayne Large-Cap Core Series, Phoenix-Kayne Small-Cap Quality Value Series, Phoenix-Lord Abbett Large-Cap Value Series, Phoenix-Lord Abbett Mid-Cap Value Series, Phoenix-Lord Abbett Bond-Debenture Series, Phoenix-Lazard International Equity Select Series, Phoenix-Lazard Small-Cap Value Series, Phoenix-Lazard U.S. Multi-Cap Series and Phoenix-State Street Research Small-Cap Growth Series and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

       24. Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003, and incorporated by reference.

(2)    Not Applicable.

(3)    Not Applicable.

(4) Form of Agreement and Plan of Reorganization (included as Appendix A to the Prospectus/Proxy Statement contained in Part A of Form N-14AE Registration Statement filed via Edgar on July 25, 2006, as amended by the Post-Effective Amendment No. 1 filed via Edgar on August 25, 2006).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)    (a)    Investment Advisory Agreements.

              (1) Investment Advisory Agreement by and between Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1993 (currently pertaining to the Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Engemann Capital Growth Series (f/k/a Growth Series), Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series), and Phoenix-Oakhurst Strategic Allocation Series (f/k/a Total Return Series) previously filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

              (2) Instrument to Amend Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. pertaining to Phoenix-Seneca Strategic Theme Series (f/k/a Phoenix Strategic Theme Series) effective January 29, 1996, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

              (3) Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., dated August 9, 2002 covering the Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series and deleting reference to Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series) and Phoenix-Engemann Nifty Fifty Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and
                      incorporated by reference.


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              (4)     Third Amendment to Investment Advisory Agreement between
                      Registrant and Phoenix Investment Counsel, Inc. dated November 12, 2002 on behalf of Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Engemann Capital Growth Series (f/k/a Phoenix-Goodwin Growth Series and Growth Series), Phoenix-Oakhurst Strategic Allocation Series (f/k/a Total Return Series), and Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Seneca Strategic Theme Series (f/k/a strategic Theme Series), Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series to reflect duties to proxy voting and reflect investment program designed to manage cash, cash equivalents and short-term investments, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

              (5) Fourth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated May 9, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Bond Series), filed via EDGAR with Post-Effective Amendment No. 49 (File No. 033-05033) on April 27, 2005, and incorporated by reference.

              (6) Fifth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Series - change in fee schedule from Fourth Amendment), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004, and incorporated by reference.

              (7) Sixth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated October 23, 2004 (pertaining to name change from Phoenix-Kayne Large-Cap Core Series to Phoenix-Kayne Rising Dividends Series), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004, and incorporated by reference.

              (8) Seventh Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2005, deleting reference to the Phoenix-Seneca Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on April 28, 2006, and incorporated by reference.

       (b)    Investment Sub-Advisory Agreements.

              (1) Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Harris Investment Management, Inc. dated June 23, 2006, covering Phoenix Capital Growth Series (f/k/a Phoenix-Engemann Capital Growth), filed via Edgar with Form N-14AE Registration Statement (File No. 333-136038) on July 25, 2006, and incorporated by reference.

(7)    Not Applicable.

(8)    Not Applicable.

(9)    Custodian Agreements.

       (a) Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997 covering the Real Estate Securities Series, filed via Edgar with Post-Effective Amendment No. 23 (File No. 033-05033) on December 12, 1997, and incorporated by reference.


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       (b)    Amendment to Master Custodian Contract between Registrant and
              State Street Bank and Trust Company dated February 10, 2000, filed via Edgar with Form N-14 (Form No. 333-116764) on June 23, 2004 and filed via Edgar with Post-Effective Amendment No. 49 (File No. 033-05033) on April 27, 2005, and incorporated by reference.

       (c) Amendment to Master Custodian Contract between Registrant and State Street Bank and Trust Company, effective July 2, 2001, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002, and incorporated by reference.

       (d) Amendment to Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 10, 2002, filed via Edgar with Form N-14 (File No. 333-116764) on June 23, 2004, and filed via Edgar with Post-Effective Amendment No. 49 (File No. 033-05033) on April 27, 2005, and incorporated by reference.

       (e) Letter Amendment to Master Custodian Contract between Registrant and State Street Bank and Trust Company, covering the Phoenix-Kayne Large-Cap Core, Phoenix-Kayne Small-Cap Quality Value, Phoenix-Lazard Small-Cap Value, Phoenix-Lazard U.S. Multi-Cap, Phoenix-Lord Abbett Bond-Debenture, Phoenix-Lord Abbett Large-Cap Value and Phoenix-State Street Research Small-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 44 (File No. 033-05033) on August 9, 2002, and incorporated by reference.

(10)   Not Applicable.

(11) Opinion and Consent of Kathleen A. McGah, Esq., with respect to the legality of the shares being issued, filed via Edgar with Form N-14AE Registration Statement (File No. 333-136038) on July 25, 2006, and incorporated by reference.

(12) Opinion and Consent of McDermott Will & Emery, LLP, special tax counsel to the Trust, with respect to a tax-free reorganization, filed herewith.

(13)   (a)    Transfer Agency Agreement between Registrant and Phoenix Equity
              Planning Corporation dated August 29, 1988 filed via Edgar with
              Post-Effective Amendment No. 20 (File No. 033-05033) on
              April 29, 1997, and incorporated by reference.

       (b) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996, filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

       (c) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, filed via Edgar with Post-Effective Amendment No. 25 (File No. 033-05033) on April 29, 1998, and incorporated by reference.

       (d) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, filed via EDGAR Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004, and incorporated by reference.

       (e) Third Amendment to Financial Agent Agreement between the Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, filed via Edgar with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004, and incorporated by reference.

       (f) Fourth Amendment to Financial Agent Agreement between the Registrant and Phoenix Equity Planning Corporation effective August 9, 2002, filed via Edgar with Form N-14 (File No. 333-111961) on January 16, 2004, and filed via Edgar with Post-Effective Amendment No. 49 (File No. 033-05033) on April 27, 2005, and incorporated by reference.


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       (g)    Fifth Amendment to Financial Agent Agreement between the
              Registrant and Phoenix Equity Planning Corporation effective January 1, 2003, filed via Edgar with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004, and incorporated by reference.

       (h) Service Agreement dated January 1, 2003 by and among the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 49 (File No. 033-05033) on April 27, 2005, and incorporated by reference.

       (i) First Amendment dated November 11, 2003 to Service Agreement dated January 1, 2003 by and among the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 11, 2003, filed via Edgar with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004, and incorporated by reference.

       (j) Second Amendment dated February 27, 2004 to Service Agreement dated January 1, 2003, as amended, by and among the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004, and incorporated by reference.

       (k) Third Amendment dated November 15, 2004 to Service Agreement dated January 1, 2003, as amended, by and among the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 49 (File No. 033-05033) on April 27, 2005, and incorporated by reference.

       (l) Fourth Amendment dated November 13, 2005 to Service Agreement dated January 1, 2003, as amended, by and among the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 52 (File No. 033-05033) on February 3, 2006, and incorporated by reference.

       (m) Securities Lending Authorization Agreement, dated August 1, 2005, by and among Phoenix Series Fund, Phoenix-Kayne Funds, Phoenix Investment Trust 97, and State Street Bank and Trust Company filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on April 28, 2006, and incorporated by reference.

       (n) First Amendment, dated February 3, 2006, to Securities Lending Authorization Agreement, dated August 1, 2005, by and among Phoenix Series Fund, Phoenix-Kayne Funds, Phoenix Investment Trust 97, Phoenix-Engemann Funds, Phoenix Equity Trust, the Registrant, The Zweig Fund, Inc., The Zweig Total Return Fund, Inc., and State Street Bank and Trust Company filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on April 28, 2006, and incorporated by reference.

       (o)    Code of Ethics.

              (1) Amended and Restated 2006 Code of Ethics pursuant to Rule 17j-1 of the 1940 Act for the Phoenix Funds and the Registrant, Phoenix Investment Counsel Inc., Duff & Phelps Investment Management Co., Engemann Asset Management, Euclid Advisors, LLC, Kayne Anderson Rudnick Investment Management, LLC, Phoenix Variable Advisors, Inc., and Seneca Capital Management, LLC, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on April 28, 2006, and incorporated by reference.

              (2) Phoenix Investment Counsel, Inc. Amended and Restated February 2006, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on April 28, 2006, and incorporated by reference.

              (3) Harris Investment Management, Inc., dated July 11, 2005, filed via Edgar with Form N-14AE Registration Statement (File No. 333-136038) on July 25, 2006, and incorporated by reference.

(14) Consent of PricewaterhouseCoopers LLP with respect to Phoenix-AIM Growth Series and Phoenix Capital Growth Series of the Registrant, filed via Edgar with Form N-14AE Registration Statement (File No. 333-136038) on July 25, 2006, and incorporated by reference.

(15)   Not Applicable.

(16) Power of Attorney for Frank M. Ellmer, John A. Fabian, Roger A. Gelfenbien, Eunice S. Groark, Frank E. Grzelecki, John R. Mallin, Philip
       R. McLoughlin and Philip K. Polkinghorn, appointing Philip K. Polkinghorn, Tracy Rich, and Kate McGah as agents for the Registrant, filed via Edgar with Post-Effective Amendment No. 1 to the Form N-14AE Registration Statement (File No. 333-136038) on August 25, 2006, and incorporated by reference.

(17)   (a)    Form of Voting Instructions Card and Proxy Card for Phoenix-AIM
              Growth Series, filed via Edgar with Form N-14AE Registration
              Statement (File No. 333-136038) on July 25, 2006, and incorporated by reference.

       (b) Prospectus of the Registrant, as filed via Edgar on Form N-1A on April 28, 2006 with Post-Effective Amendment No. 53 (File
              No. 033-05033).

ITEM 17.      UNDERTAKINGS

              (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 27th day of October, 2006.

                                                THE PHOENIX EDGE SERIES FUND


Attest: /s/ Kathleen A. McGah                   By:    /s/ Philip K. Polkinghorn
        -----------------------------------            -------------------------
        Kathleen A. McGah                       Name:  Philip K. Polkinghorn
        Secretary                               Title: President

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of October, 2006.

Signature                                    Title
---------                                    -----


/s/ W. Patrick Bradley
------------------------------
W. Patrick Bradley                       Vice President, Chief Financial
                                         Officer, Treasurer and Principal
                                         Accounting Officer


------------------------------
Frank M. Ellmer*                         Trustee


------------------------------
John A. Fabian*                          Trustee


------------------------------
Roger A. Gelfenbien*                     Trustee


------------------------------
Eunice S. Groark*                        Trustee


------------------------------
Frank E. Grzelecki*                      Trustee


------------------------------
John R. Mallin*                          Trustee


------------------------------
Philip R. McLoughlin*                    Trustee and Chairman

------------------------------
Philip K. Polkinghorn*                   Trustee and President




*By:/s/ Philip K. Polkinghorn
    -------------------------
*Attorney-in-fact, pursuant to powers of attorney.

                                INDEX TO EXHIBITS

(12)              Tax opinion and consent of McDermott Will & Emery LLP